Prepayments, Receivables and Other Assets, Net - Schedule of Movement of Allowance of Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movement of Allowance of Doubtful Accounts [Abstract]
Balance at beginning of the year	$ 28,063	$ 37,366
Current year addition	(125)	(9,303)
Balance at end of the year	$ 27,938	$ 28,063